Notes payable (Details)				6 Months Ended		12 Months Ended
	Jun. 04, 2025 USD ($) $ / shares	May 15, 2025 USD ($)	May 15, 2025 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)
Notes payable (Details) [Line Items]
Notes payable balance				$ 1,944,493		$ 619,029
Issued note payable				13,176	$ 20,053
Accrued interest total outstanding balance amount				643,944	980,053
Tax rebate received refund (in Dollars)					1,564,069
Total loan payable including interest (in Dollars)					1,311,067
Remaining notes payable (in Dollars)					253,002
Obtained loan from primary custodian	$ 1,000,000
Bitcoin units held as collateral (in Dollars per share) | $ / shares	$ 14.87584
Restricted bitcoin units, per share (in Dollars per share) | $ / shares	$ 14.87584
Loan carries an annual interest rate payable monthly	9.00%
Collateralization level was set percentage	150.00%
Margin call threshold percentage	140.00%
Corresponding to a bitcoin price amount	$ 94,000
Notes payable origination fee incurred	$ 5,000
RH Capital [Member]
Notes payable (Details) [Line Items]
Issued note payable		$ 630,768	$ 960,000	466,506	710,000
Interest rate		16.00%	16.00%
Outstanding balance				$ 368,981	$ 558,528
Accrued interest						318,480
RH Capital Finance CO LLC [Member]
Notes payable (Details) [Line Items]
Issued note payable						$ 328,525	$ 500,000
Interest rate				17.00%	17.00%	17.00%	17.00%
Accrued interest				$ 27,950	$ 42,538
Accrued interest total outstanding balance amount				494,455	$ 752,538
Prismic [Member]
Notes payable (Details) [Line Items]
Notes payable balance				$ 300,549